LEGAL RELATED AND NON-LEGAL RELATED PROVISIONS - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning Balance	$ 1,227,171	$ 1,150,261	$ 912,850
Provisions increased during the period	633,693	563,299	607,262
Use of provisions	(389,696)	(245,301)	(120,318)
Reversed provisions not utilized	(368,840)	(217,655)	(265,464)
Effect of movements in exchange rates	(19,045)	18,180	8,152
Reclassification BAC		(42,240)	(6,367)
Discontinued operations		627	14,146
Ending Balance	1,083,283	1,227,171	1,150,261
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning Balance	229,193	247,529	241,774
Provisions increased during the period	298,719	183,294	196,452
Use of provisions	(51,160)	(44,895)	(72,892)
Reversed provisions not utilized	(258,421)	(155,475)	(118,865)
Effect of movements in exchange rates	(642)	370	503
Reclassification BAC		(2,047)	(9,749)
Discontinued operations		417	10,306
Ending Balance	217,689	229,193	247,529
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	997,978	902,732	671,076
Provisions increased during the period	334,974	380,005	410,810
Use of provisions	(338,536)	(200,406)	(47,426)
Reversed provisions not utilized	(110,419)	(62,180)	(146,599)
Effect of movements in exchange rates	(18,403)	17,810	7,649
Reclassification BAC		(40,193)	3,382
Discontinued operations		210	3,840
Ending Balance	$ 865,594	$ 997,978	$ 902,732